UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Boston Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  934796232
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Annual
    Meeting Date:  30-May-2018
          Ticker:  CZR
            ISIN:  US1276861036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark Frissora                                             Mgmt          For                            For
       James Hunt                                                Mgmt          For                            For
       John Dionne                                               Mgmt          For                            For
       Richard Schifter                                          Mgmt          Withheld                       Against

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2018.

3.     To transact such other business as may                    Mgmt          Against                        Against
       properly come before the meeting or any
       adjournment of the meeting.




--------------------------------------------------------------------------------------------------------------------------
 LAUREATE EDUCATION, INC.                                                                    Agenda Number:  934781370
--------------------------------------------------------------------------------------------------------------------------
        Security:  518613203
    Meeting Type:  Annual
    Meeting Date:  23-May-2018
          Ticker:  LAUR
            ISIN:  US5186132032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Douglas L. Becker                                         Mgmt          Withheld                       Against
       Brian F. Carroll                                          Mgmt          Withheld                       Against
       Andrew B. Cohen                                           Mgmt          Withheld                       Against
       William L. Cornog                                         Mgmt          Withheld                       Against
       Pedro del Corro                                           Mgmt          Withheld                       Against
       Michael J. Durham                                         Mgmt          Withheld                       Against
       Kenneth W. Freeman                                        Mgmt          Withheld                       Against
       George Munoz                                              Mgmt          Withheld                       Against
       Dr. Judith Rodin                                          Mgmt          Withheld                       Against
       Eilif Serck-Hanssen                                       Mgmt          Withheld                       Against
       Ian K. Snow                                               Mgmt          Withheld                       Against
       Steven M. Taslitz                                         Mgmt          Withheld                       Against
       Quentin Van Doosselaere                                   Mgmt          Withheld                       Against

2.     To approve the advisory vote to approve                   Mgmt          For                            For
       named executive officer compensation.

3.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as Laureate's
       independent registered public accounting
       firm for the year ending December 31, 2018.

4.     To recommend, by advisory vote, on the                    Mgmt          1 Year                         For
       frequency of future advisory votes on
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 SEVEN GENERATIONS ENERGY LTD.                                                               Agenda Number:  934765059
--------------------------------------------------------------------------------------------------------------------------
        Security:  81783Q105
    Meeting Type:  Annual
    Meeting Date:  03-May-2018
          Ticker:  SVRGF
            ISIN:  CA81783Q1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To fix the number of directors of the                     Mgmt          For                            For
       Corporation to be elected at the Meeting at
       Eleven (11).

2      DIRECTOR
       Kent Jespersen                                            Mgmt          For                            For
       Marty Proctor                                             Mgmt          For                            For
       Kevin Brown                                               Mgmt          For                            For
       Avik Dey                                                  Mgmt          For                            For
       Harvey Doerr                                              Mgmt          For                            For
       Paul Hand                                                 Mgmt          For                            For
       Dale Hohm                                                 Mgmt          For                            For
       Bill McAdam                                               Mgmt          For                            For
       Kaush Rakhit                                              Mgmt          For                            For
       Jackie Sheppard                                           Mgmt          For                            For
       Jeff van Steenbergen                                      Mgmt          For                            For

3      To appoint PricewaterhouseCoopers LLP as                  Mgmt          For                            For
       auditors of the Corporation for the ensuing
       year and authorize the board of directors
       of the Corporation to fix the remuneration
       of the auditors.

4      To consider and approve, on an advisory                   Mgmt          For                            For
       basis, a resolution on the Corporation's
       approach to executive compensation as
       disclosed in the Management Information
       Circular.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/15/2018